Fair Value, Assets and Liabilities, Fair Value Option (Details) - Fair value option election [Member] - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans held for sale, carried at fair value	$ 4,220	$ 15,895
Loans held for sale, Aggregate unpaid principal	4,614	15,750
Loans held for sale, Fair value carrying amount less aggregate unpaid principal	(394)	145
Long-term debt	(1,346)	0
Long-term debt, aggregate unpaid principal	(1,775)	0
Long-term debt, fair value carrying amount less aggregate unpaid principal	$ 429	$ 0